Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 2,226,822	$ 751,329	$ 88,309
Short-term investment	114,228
Accounts receivable		451,130	1,745,000
Inventories, net	4,294,987	3,038,564	895,014
Prepaid expenses	3,238,334	2,968,912	1,533,748
Other receivable - related party	268,183	920
Other receivable - others	1,473	1,446	2,616
Temporary deposit - related party			100,067
Other current assets	6,258	5,708	11,336
Total Current Assets	10,150,285	7,218,009	4,376,090
Property and Equipment
Cost	2,783,990	2,777,144	2,709,543
Accumulated depreciation	(1,006,786)	(869,747)	(322,049)
Property and equipment	1,777,204	1,907,397	2,387,494
Prepayment for land	35,861,589	35,861,589	35,237,127
Construction in progress			416,231
Net Property and Equipment	37,638,793	37,768,986	38,040,852
Other Assets
Restricted cash	27,261	225,500
Intangible asset, net	2,763,750	2,887,500	3,382,500
Goodwill	1,475,334	1,475,334	1,475,334
Right-of-use assets, net	210,130	302,602
Deposits	53,764	113,660	107,909
Total Other Assets	4,530,239	5,004,596	4,965,743
Total Assets	52,319,317	49,991,591	47,382,685
Current Liabilities
Short-term loan - related party	2,119,669
Accounts payable	1,775,661	912,729	2,032,974
Accrued expenses	477,410	245,140	412,165
Other payable - related parties	149,969	30,971	173,854
Other payable - others	2,490,943	1,801,109	2,580,958
Long-term loan - current	8,774	8,666
Lease liability - current - related parties	11,456	22,632
Lease liability - current - others	254,644	309,747
Total Current Liabilities	7,288,526	3,330,994	5,199,951
Long-term Liabilities
Long-term loan - non-current	34,115	36,803
Prepayments from customer	762,000	762,000	762,000
Lease liability - non-current	42,173	45,199
Restricted stock deposit liability	1,000	1,000	1,000
Total Long-term Liabilities	839,288	845,002	763,000
Total Liabilities	8,127,814	4,175,996	5,962,951
Commitments
Stockholders' Equity
Preferred stock, $0.001 par value, 50,000,000 shares authorized, none issued and outstanding as of December 31, 2019 and 2018
Common stock, $0.001 par value, 90,000,000 shares authorized, 9,391,729 shares (excluding 149,162 unvested restricted shares) issued and outstanding as of March 31, 2020 and December 31, 2019; 9,098,110 shares (excluding 149,162 unvested restricted shares) issued and outstanding as of December 31, 2018	9,392	9,392	9,098
Additional paid in capital	69,959,156	69,560,529	56,582,800
Accumulated deficits	(25,638,181)	(23,271,687)	(15,292,128)
Accumulated other comprehensive income (loss)	(138,864)	(482,639)	119,964
Total Stockholders' Equity	44,191,503	45,815,595	41,419,734
Total Liabilities and Stockholders' Equity	$ 52,319,317	$ 49,991,591	$ 47,382,685